Segment, Product and Geographic Information (Details 3) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Tangible Long Lived Asset [Line Items]
Property, plant and equipment, net	$ 86,673	$ 48,172
Taiwan [Member]
Segment Reporting Tangible Long Lived Asset [Line Items]
Property, plant and equipment, net	85,808	47,144
China [Member]
Segment Reporting Tangible Long Lived Asset [Line Items]
Property, plant and equipment, net	663	767
U.S. [Member]
Segment Reporting Tangible Long Lived Asset [Line Items]
Property, plant and equipment, net	33	61
Japan [Member]
Segment Reporting Tangible Long Lived Asset [Line Items]
Property, plant and equipment, net	19	21
Korea [Member]
Segment Reporting Tangible Long Lived Asset [Line Items]
Property, plant and equipment, net	$ 150	$ 179